Form N-1A Cover	Jul. 31, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Entity Central Index Key	0001496999
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Prospectus Date	Oct. 01, 2024